Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,715,000.00
Previously Paid Amount	0.00
Total Fee Amount	262.57
Total Offset Amount	0.00
Net Fee	262.57
Narrative - Max Aggregate Offering Price	$ 1,715,000.00
Final Prospectus	true